Capital Requirements	12 Months Ended
Dec. 31, 2018
Capital Requirements
Capital Requirements

(15)    Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off‑balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk‑weightings, and other factors.

In July 2013, the federal banking agencies issued final rules to implement the Basel III regulatory capital reforms and changes required by the Dodd-Frank Act. The phase-in period for the Company began on January 1, 2015. The Federal Reserve System's (FRB) capital adequacy guidelines require that bank holding companies maintain a Common Equity Tier 1 risk-based capital ratio equal to at least 4.5% of its risk-weighted assets, a Tier 1 risk-based capital ratio equal to at least 6% of its risk-weighted assets and a total risk-based capital ratio equal to at least 8% of its risk-weighted assets.  In addition, bank holding companies generally are required to maintain a Tier 1 leverage ratio of at least 4%.

In addition, the final rules establish a common equity tier 1 capital conservation buffer of 2.5% of risk-weighted assets applicable to all banking organizations. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management.  The capital conservation buffer requirement will be phased in over four years beginning in 2016. On January 1, 2016, the first phase of the requirement went into effect at 0.625% of risk-weighted assets, and the requirement will increase each subsequent year by an additional 0.625 percentage points, to reach its final level of 2.5% of risk weighted assets on January 1, 2019. Once fully phase in , the capital conservation buffer requirement effectively raises the minimum required risk-based capital ratios to 7% Common Equity Tier 1 Capital, 8.5% Tier 1 Capital and 10.5% Total Capital on a fully phased-in basis.

Under the Basel III requirements, at December 31, 2018 and December 31, 2017, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of periods indicated:

					Well-Capitalized Under
			Required for Capital		Prompt Corrective Action
	Actual		Adequacy Purposes		Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2018
Total Capital (to risk-weighted assets):
Company	$165,325	13.28%	$99,578	8.00%	$	N.A.	N.A.	%
Bank	163,814	13.19	99,327	8.00		124,159	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$139,532	11.21%	$74,683	6.00%	$	N.A.	N.A.	%
Bank	152,002	12.24	74,495	6.00		99,327	8.00
Common Equity Tier 1 Capital
(to risk-weighted assets)
Company	$105,513	8.48%	$56,013	4.50%	$	N.A.	N.A.	%
Bank	152,002	12.24	55,872	4.50		80,703	6.50
Tier 1 leverage ratio:
Company	$139,532	9.55%	$58,467	4.00%	$	N.A.	N.A.	%
Bank	152,002	10.43	58,272	4.00		72,839	5.00
(in thousands)
December 31, 2017
Total Capital (to risk-weighted assets):
Company	$156,045	12.93%	$96,577	8.00%	$	N.A.	N.A.	%
Bank	154,495	12.83	96,326	8.00		120,408	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$129,369	10.72%	$72,433	6.00%	$	N.A.	N.A.	%
Bank	143,483	11.92	72,245	6.00		96,326	8.00
Common Equity Tier 1 Capital
(to risk-weighted assets)
Company	$97,033	8.04%	$54,325	4.50%	$	N.A.	N.A.	%
Bank	143,483	11.92	54,184	4.50		78,265	6.50
Tier 1 leverage ratio:
Company	$129,369	9.33%	$55,488	4.00%	$	N.A.	N.A.	%
Bank	143,483	10.38	55,315	4.00		69,144	5.00